Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Corporate Bond Fund))	0 Months Ended
Nov. 28, 2012
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years (or life of class, if less)	5.52% [1]
Class A
Average Annual Return:
1 Year	2.06%
5 Years (or life of class, if less)	2.76%
Inception Date	Aug. 02, 2010
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.54%
5 Years (or life of class, if less)	1.17%
Inception Date	Aug. 02, 2010
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.36%
5 Years (or life of class, if less)	1.45%
Inception Date	Aug. 02, 2010
Class C
Average Annual Return:
1 Year	4.96%
5 Years (or life of class, if less)	5.28%
Inception Date	Aug. 02, 2010
Class N
Average Annual Return:
1 Year	5.60%
5 Years (or life of class, if less)	5.18%
Inception Date	Aug. 02, 2010
Class Y
Average Annual Return:
1 Year	7.12%
5 Years (or life of class, if less)	6.40%
Inception Date	Aug. 02, 2010

[1]	From 7/31/10.